Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations

The following table sets forth the Group’s contractual obligations as of June 30, 2024:

	Payment due by period
	Total		Less than 1 year	1-3 years	3-5 years	More than 5 years
	RMB	US$
	(Unaudited)
Long-term bank borrowings (i)	9,000	1,238	9,000	-	-	-
Short-term bank borrowing	5,000	688	5,000	-	-	-
Operating lease liabilities (ii)	6,865	945	1,053	3,548	1,707	557
Payable to Wuyi (iii)	5,200	716	5,200	-	-	-
Total	26,065	3,587	20,253	3,548	1,707	557

(i)	Youxu Zibo’s commitment for long-term bank borrowings as of June 30, 2024 is discussed in Note 13. BANK BORROWINGS.

(ii)	Our commitment for minimum lease payments under the remaining operating leases as of June 30, 2024, 2022 is discussed in Note 15. LEASES.

(iii)	ZJ Youguan’s commitment for loan payable to WuYi Transportation Construction as of June 30, 2024 is discussed in Note 14. ACCRUED EXPENSES AND OTHER LIABILITIES and Note 22. SUBSEQUENT EVENTS.

The following table sets forth the Group’s contractual obligations as of December 31, 2023:

	Payment due by period
	Total		Less than 1 year	1-3 years	3-5 years	More than 5 years
	RMB	US$
Long-term bank borrowings (i)	9,500	1,338	9,500	-	-	-
Short-term bank borrowing	5,000	704	5,000	-	-	-
Operating lease liabilities (ii)	9,351	1,317	2,250	4,290	2,025	786
Loan payable to WuYi Transportation Construction (iii)	5,200	732	5,200	-	-	-
Total	29,051	4,091	21,950	4,290	2,025	786

(i)	The Group’s commitment for long-term bank borrowings and short-term bank borrowings as of December 31, 2023 is discussed in Note 13 BANK BORROWINGS.

(ii)	The Group’s commitment for minimum lease payments under the remaining operating leases as of December 31, 2023 is discussed in Note 15 LEASES.

(iii)	The Group’s commitment for loan payable to WuYi Transportation Construction as of December 31, 2023 is discussed in Note 16 LOAN PAYABLES, Note 14 ACCRUED EXPENSES AND OTHER LIABILITIES and Note 23 SUBSEQUENT EVENTS.